Note 13 - Derivative Instruments and Hedging Activities (Details Textual) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	Secured Overnight Financing Rate (SOFR) [Member]
Foreign Exchange Forward [Member]
Derivative, Notional Amount		$ 49.6	$ 14.2
The 2021 Swaps One [Member]
Derivative, Notional Amount			$ 30.0
Derivative, Fixed Interest Rate	1.334%
Derivative, Basis Spread on Variable Rate	10.00%
The 2021 Swaps Two [Member]
Derivative, Notional Amount		$ 30.0
Derivative, Fixed Interest Rate	1.348%
Derivative, Basis Spread on Variable Rate	10.00%